EQUITY (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized	50,000,000		50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Issued	9,485,000		9,485,000	15,000,000	15,000,000
Common Stock, Shares, Outstanding	9,485,000		9,485,000	15,000,000	15,000,000
Additional Paid in Capital, Common Stock	$ 4,979,172		$ 4,979,172	$ (142,702)	$ (143,318)
Stock Issued During Period, Value, New Issues	$ (11)	$ (129)		$ 616	$ (7,322)
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			265,000
Stock Issued During Period, Value, New Issues			$ 2,000,000
Shares issued, price per share	$ 2.00		$ 2.00
Legal Fees			$ 530,000
[custom:SubscriptionReceivable]			$ 25,000
Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			75,000
Stock Issued During Period, Value, New Issues			$ 150,000
Warrant [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services			300,000
Share Price	$ 2		$ 2
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	100,000		100,000
Class of Warrant or Right, Unissued	300,000		300,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, issued for services			2,060,000
Stock Issued During Period, Value, New Issues			$ 4,120,000
Stock issued			$ 80,000
Shares issued, price per share	$ 2		$ 2
Restricted Stock [Member] | Non Refundable Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, New Issues			$ 40,000
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares cancelled	7,880,000		7,880,000
Additional Paid in Capital, Common Stock	$ 78,800		$ 78,800
Board Of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			15,000
Christopher Von Zweh [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			595,000
Third Parties [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued			1,405,000